Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and outstanding capital allowable for share-based compensation, percentage	10.00%
Issued and outstanding capital allowable for share-based compensation, per participant, percentage	5.00%
Share options, vesting period	10 years
Share-based compensation	$ 2,367	$ 2,742
Common shares issued per performance stock unit (in shares)	1
Common shares issued per restricted stock unit (in shares)	1
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, vesting period	3 years
Share-based compensation	$ 603	1,329
Stock based compensation expense not yet settled	$ 196
Share options, vesting percentage	33.00%
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, vesting period	3 years
Share-based compensation	$ 1,064	1,030
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	700	383
Liabilities from share-based payment transactions	$ 56	$ 0
Number of days before annual general meeting that options vest	1 day